FINANCIAL INSTRUMENTS AND RELATED RISKS (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Accounts and other receivables and loan receivable	$ 3,552,649	$ 3,606,164
Percentage of change in exchange rate	1.00%
Net loss due to change in exchange rate	$ 28,000
Net loss due to change in exchange rate of sensitivity analysis	$ 102,000
Percentage of change in exchange rate of sensitivity analysis	1.00%